Equity accounted investees (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Summary of investments

	% in share capital		Equity accounted investees
Investees	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Inter Pag Instituição de Pagamento S.A (a)	—%	50.00%	—	80,233
Total			—	80,233
Other investments			10,401	10,401
Total			10,401	90,634

(a)According to note 4.b, Banco Inter announced the acquisition of 100% of the share capital of Inter Pag Instituição de Pagamento S.A. (formerly Granito) for R$111,785, on July 24, 2024. Previously, Inter Pag was a joint investment, with Banco Inter holding a 50% stake. With the total purchase, the portion corresponding to the Joint Venture is no longer recognized, and Inter Pag is now fully consolidated in Inter&Co's financial statements.
b.Share of the profit or loss of associates and joint ventures accounted for using the equity method:

Investees	12/31/2024	12/31/2023
Inter Pag Instituição de Pagamento S.A (a)	(2,480)	(32,040)
Total	(2,480)	(32,040)

(a)The result of equity interests in associates for 2024 was recorded up to the second quarter of 2024 when the Group began to consolidate Inter Pag.